Leases - Lease of Low-value assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Interest expenses attributable to lease liabilities	kr 1,604	kr 590	kr 388
Expenses attributable to short-term lease		633	731
Expenses attributable to leasing agreements with low value	214	146	103
Expenses attributable to variable lease payments that are not included in lease liabilities	303	446	344
Expenses attributable to lease depreciation	10,807	5,711	2,786
Total expensed during the year	12,928	7,526	4,352
This year's lease payments in the Group	kr 13,231	kr 6,659	kr 4,930